Schedule of reconciliation of income tax and social contribution income (expense) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Profit/(Loss) before income tax and social contribution		R$ 18,595,778	R$ 4,918,126	R$ 1,410,733
Applicable tax rate		34.00%	34.00%	34.00%
Income tax and social contribution at combined statutory rate		R$ (6,322,565)	R$ (1,672,163)	R$ (479,649)
Income tax and social contribution		R$ (5,000,157)	R$ (625,508)	R$ 833,778
Tax rate effect of tax losses		27.00%	13.00%	(59.00%)
Equity In Results Of Affiliated Companies [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		R$ 71,833	R$ 28,391	R$ 46,737
Profit With Differentiated Rates Or Untaxed [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		(437,567)	(519,840)	(236,404)
Transfer Pricing Adjustment [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		(20,925)	(15,645)	(18,494)
Tax Loss Carryforwards Without Recognizing Deferred Taxes [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		(9,495)	(27,758)	(21,095)
Limit Of Indebtedness [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		(6,260)	(25,087)	(20,393)
Unrecorded Deferred Taxes On Temporary Differences [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		3,181	5,142	(2,835)
Losses Reversal For Deferred Income And Social Contribution Tax Credits [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		1,033,566	1,540,087	1,530,185
Income Tax And Social Contribution On Foreign Profit [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		(34,896)	(13,011)	(14,424)
Tax Incentives [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		273,040	64,818	39,042
Interest On Equity [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate		185,325	17,177	22,107
Other Permanent Deductions Additions [Member]
IfrsStatementLineItems [Line Items]
Adjustment to reflect the effective rate	[1]	R$ 264,606	R$ (7,619)	R$ (10,999)

[1]	In September 2021 the Company recognized a credit for the unconstitutionality of the incidence of IRPJ and CSLL on amounts referring to the SELIC rate received due to the repetition of undue tax payment (see note 9).